Consolidated Statements of Cash Flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Operating Activities
Net income before allocation to noncontrolling interests	[1],[2],[3],[4]	$ 6,986		$ 9,168		$ 22,072
Adjustments to reconcile net income before allocation to noncontrolling interests to net cash provided by operating activities:
Depreciation and amortization	[2]	5,157		5,537		6,410
Asset write-offs and impairments	[2]	1,119		531		1,145
Foreign currency loss related to Venezuela	[2],[5]	806		0		0
Gain/(loss) on disposal of discontinued operations	[2],[6],[7]	6		(51)		(10,446)
Gain associated with the transfer of certain product rights to an equity-method investment	[2],[8]	0		0		(459)
Deferred taxes from continuing operations	[2]	(20)		320		1,726
Deferred taxes from discontinued operations	[2]	2		(3)		(23)
Share-based compensation expense	[2]	669		586		523
Benefit plan contributions (in excess of)/less than expense	[2]	(617)		(199)		296
Other adjustments, net	[2]	(160)		(430)		(182)
Other changes in assets and liabilities, net of acquisitions and divestitures:
Trade accounts receivable	[2]	21		148		940
Inventories	[2]	(199)		175		(538)
Other assets	[2]	249		1,156		(822)
Trade accounts payable	[2]	254		297		382
Other liabilities	[2]	474		(845)		(3,117)
Other tax accounts, net	[2]	(235)		492		(223)
Net cash provided by operating activities	[2]	14,512		16,883		17,684
Investing Activities
Purchases of property, plant and equipment	[2]	(1,397)		(1,199)		(1,206)
Purchases of short-term investments	[2]	(28,581)		(50,954)		(42,761)
Proceeds from redemptions/sales of short-term investments	[2]	40,064		47,374		41,127
Net (purchases of)/proceeds from redemptions/sales of short-term investments with original maturities of three months or less	[2]	5,768		3,930		(4,277)
Purchases of long-term investments	[2]	(9,542)		(10,718)		(11,020)
Proceeds from redemptions/sales of long-term investments	[2]	6,929		6,145		7,555
Acquisitions of businesses, net of cash acquired	[2]	(16,466)		(195)		(15)
Acquisitions of intangible assets	[2]	(99)		(384)		(259)
Other investing activities, net	[2]	344		347		312
Net cash used in investing activities	[2]	(2,980)		(5,654)		(10,544)
Financing Activities
Proceeds from short-term borrowings	[2]	5,557		13		4,323
Principal payments on short-term borrowings	[2]	(3,965)		(10)		(4,234)
Net proceeds from/(payments on) short-term borrowings with original maturities of three months or less	[2]	2,717		(1,841)		3,475
Proceeds from issuance of long-term debt	[2],[9]	0		4,491		6,618
Principal payments on long-term debt	[2]	(3,003)		(2,104)		(4,146)
Purchases of common stock	[2]	(6,160)		(5,000)		(16,290)
Cash dividends paid	[2]	(6,940)		(6,609)		(6,580)
Proceeds from exercise of stock options	[2]	1,263		1,002		1,750
Other financing activities, net	[2]	298		72		109
Net cash used in financing activities	[2]	(10,233)		(9,986)		(14,975)
Effect of exchange-rate changes on cash and cash equivalents	[2]	(1,000)		(83)		(63)
Net increase/(decrease) in cash and cash equivalents	[2]	298		1,160		(7,898)
Cash and cash equivalents, beginning	[2]	3,343	[10]	2,183		10,081
Cash and cash equivalents, end	[2]	3,641	[10]	3,343	[10]	2,183
Supplemental Cash Flow Information
Exchange of Hospira subsidiary debt for Pfizer debt	[11]	1,669		0		0
Sale of subsidiary common stock (Zoetis) for Pfizer common stock	[12]	0		0		11,408
Exchange of subsidiary common stock (Zoetis) for the retirement of Pfizer commercial paper issued in 2013	[12]	0		0		2,479
Exchange of subsidiary senior notes (Zoetis) for the retirement of Pfizer commercial paper issued in 2012	[12]	0		0		992
Transfer of certain product rights to an equity-method investment (Hisun Pfizer)	[13]	0		0		1,233
Contribution of an investment in connection with the resolution of a legal matter (Quigley)		0		0		447
Cash paid during the period for:
Income taxes		2,383		2,100		2,874
Interest		$ 1,302		$ 1,550		$ 1,729

[1]	Amounts may not add due to rounding.
[2]	Amounts may not add due to rounding.
[3]	Amounts may not add due to rounding.
[4]	Amounts may not add due to rounding.
[5]	In 2015, represents a foreign currency loss related to recent conditions in Venezuela, that had us resolve that our Venezuelan bolivar-denominated net monetary assets that are subject to revaluation are no longer expected to be settled at the Venezuelan government CENCOEX official rate of 6.30, but rather at the SIMADI rate of 200, the lowest official rate. Those conditions included the inability to obtain significant conversions of Venezuelan bolivars related to intercompany U.S. dollar denominated accounts, an evaluation of the effects of the implementation of a fourth-quarter 2015 operational restructuring, resulting in a 36% reduction in our labor force in Venezuela, and our expectation of the changes in Venezuela’s responses to changes in its economy.
[6]	Includes post-close adjustments for the periods subsequent to disposal.
[7]	Includes the Animal Health (Zoetis) business through June 24, 2013, the date of disposal.
[8]	In 2013, represents the gain associated with the transfer of certain product rights to Hisun Pfizer. For additional information, see Note 2E.
[9]	In 2013, includes $2.6 billion from the issuance of senior notes by Zoetis (our former Animal Health subsidiary), which is net of the $1.0 billion non-cash exchange of Zoetis senior notes for the retirement of Pfizer commercial paper issued in 2012. See Note 2D. Acquisitions, Licensing Agreements, Collaborative Arrangements, Divestitures, Equity-Method Investments and Cost-Method Investment: Divestitures.
[10]	Amounts may not add due to rounding.
[11]	n October 2015, Pfizer exchanged $1.7 billion debt of its recently acquired subsidiary Hospira for virtually the same amount of Pfizer Inc. debt. See Note 7D. Financial Instruments: Long-Term Debt.
[12]	See Note 2D. Acquisitions, Licensing Agreements, Collaborative Arrangements, Divestitures, Equity-Method Investments and Cost-Method Investment: Divestitures.
[13]	See Note 2E. Acquisitions, Licensing Agreements, Collaborative Arrangements, Divestitures, Equity-Method Investments and Cost-Method Investment: Equity-Method Investments.